Prepayments and other assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepayments And Other Assets [Abstract]
Prepayments and other assets
9
Prepayments and other assets

	2022	2021
(in $ millions)	$	$
Non-current
Deposits	130	127
Loan receivable as part of co-investing arrangement	87	—
	217	127
Current
Prepayments	70	81
Tax recoverable	46	48
Deposits	54	48
Others	24	23
Less: Loss allowance	(12)	(15)
	182	185

Tax recoverable

These amounts comprise Value-added tax (“VAT”) and withholding tax recoverable which are the amounts paid to the respective tax authorities which will be recovered either against future tax liabilities of the same tax authorities or refunded.